Not FDIC Insured May Lose Value No Bank Guarantee
192-Q1PH

Schedule of Investments
(unaudited)
Franklin Real Estate Securities Fund 2
Notes to Schedule of Investments 4

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited), July 31, 2022
Franklin Real Estate Securities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.2%
Diversified REITs 1.4%
Broadstone Net Lease, Inc. .............................. United States 147,270 $ 3,338,611
Empire State Realty Trust, Inc., A ......................... United States 351,704 3,000,035
6,338,646
Health Care REITs 7.3%
Healthcare Realty Trust, Inc. ............................. United States 199,000 5,223,750
Healthpeak Properties, Inc. .............................. United States 242,777 6,707,929
Sabra Health Care REIT, Inc. ............................ United States 212,000 3,262,680
Welltower , Inc. ....................................... United States 202,045 17,444,565
32,638,924
Hotel & Resort REITs 3.2%
Host Hotels & Resorts, Inc. .............................. United States 460,107 8,194,506
a
Ryman Hospitality Properties, Inc. ......................... United States 66,250 5,865,775
14,060,281
Industrial REITs 14.4%
Americold Realty Trust, Inc. .............................. United States 217,622 7,127,121
First Industrial Realty Trust, Inc. .......................... United States 111,806 5,808,322
Prologis, Inc. ......................................... United States 294,613 39,053,899
Rexford Industrial Realty, Inc. ............................ United States 188,993 12,362,032
64,351,374
Office REITs 5.5%
Alexandria Real Estate Equities, Inc. ....................... United States 85,152 14,116,498
Cousins Properties, Inc. ................................ United States 217,978 6,724,621
Kilroy Realty Corp. .................................... United States 68,615 3,717,561
24,558,680
Real Estate Development 0.7%
a
Howard Hughes Corp. (The) ............................. United States 46,414 3,290,288
a
Real Estate Services 1.6%
a
CBRE Group, Inc., A ................................... United States 83,972 7,189,683
a
Residential REITs 17.0%
American Homes 4 Rent, A .............................. United States 391,994 14,848,733
AvalonBay Communities, Inc. ............................ United States 86,568 18,520,358
Camden Property Trust ................................. United States 78,172 11,030,069
Equity LifeStyle Properties, Inc. ........................... United States 180,387 13,262,052
Independence Realty Trust, Inc. .......................... United States 197,770 4,390,494
UDR, Inc. ........................................... United States 284,788 13,783,739
75,835,445
Retail REITs 12.0%
NETSTREIT Corp. .................................... United States 174,865 3,584,733
Realty Income Corp. ................................... United States 238,717 17,662,671
Regency Centers Corp. ................................. United States 171,859 11,072,875
RPT Realty .......................................... United States 265,708 2,888,246
Simon Property Group, Inc. .............................. United States 58,349 6,339,035
SITE Centers Corp. .................................... United States 235,312 3,437,908
Spirit Realty Capital, Inc. ................................ United States 191,443 8,488,583
53,474,051
Specialized REITs 36.1%
American Tower Corp. .................................. United States 119,987 32,496,079
Crown Castle International Corp. .......................... United States 106,495 19,239,387
Digital Realty Trust, Inc. ................................ United States 43,874 5,811,111

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 5 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Specialized REITs (continued)
Equinix , Inc. ......................................... United States 37,301 $ 26,250,206
Life Storage, Inc. ...................................... United States 49,631 6,248,046
Public Storage ....................................... United States 71,164 23,228,641
SBA Communications Corp. ............................. United States 65,330 21,937,161
VICI Properties, Inc. ................................... United States 464,719 15,888,743
Weyerhaeuser Co. .................................... United States 267,613 9,719,704
160,819,078
Total Common Stocks (Cost $286,103,183) .....................................
442,556,450
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 2,943,835 2,943,835
Total Money Market Funds (Cost $2,943,835) ...................................
2,943,835
Total Short Term Investments (Cost $2,943,835 ) .................................
2,943,835
a
Total Investments (Cost $289,047,018) 99.9% ...................................
$445,500,285
Other Assets, less Liabilities 0.1% .............................................
485,430
Net Assets 100.0% ...........................................................
$445,985,715
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2022, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 25 $ 11,845,015 $ (8,901,205) $ — $ — $ 2,943,835 2,943,835 $ 5,086

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At July 31, 2022, all of the Fund’s investments in financial instruments carried at fair value we re valued using Level 1 inputs.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $325,000 $791,000 $(1,116,000) $— $— $— — $170
Total Affiliated Securities ... $325,025 $12,636,015 $(10,017,205) $— $— $2,943,835 $5,256
Selected Portfolio
REIT Real Estate Investment Trust
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.